Deferred Tax	12 Months Ended
Mar. 31, 2021
Deferred Tax
Deferred Tax

25. Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
	2020	2021
Deductible temporary differences	273,825	377,756
Tax loss carry forward and unabsorbed depreciation	3,259,415	3,311,382
Total	3,533,240	3,689,138

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 1,355,564 (March 31, 2020: 888,226) and tax losses of INR 8,851,184 (March 31, 2020: 8,843,057) and unabsorbed depreciation of INR 2,160,477 (March 31, 2020: 1,858,662), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2028 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

	For the Year Ended March 31,
	2020	2021
Recognised Deferred Tax Assets and Liabilities
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	12,673	5,635
Trade and other receivables	54,379	4,656
Employee benefits	9,393	1,618
Provision for expenses	15,571	1,459
Deferred tax asset	92,016	13,368
OCI gratuity	1,815	2,030
Total deferred tax asset (A)	93,831	15,398
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(37,645)	(14,413)
Total deferred tax liability (B)	(37,645)	(14,413)

Net deferred tax asset (A-B)	56,186	985

Particulars	Balance as on March, 31 2020	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2021
Property, plant and equipment, intangible assets, and ROU assets	(24,973)	16,195	-	(8,778)
Trade and other receivables	54,379	(49,723)	-	4,656
Employee benefit	9,394	(7,776)	-	1,618
Provision for expenses	15,571	(14,112)	-	1,459
OCI gratuity	1,815	-	215	2,030
Deferred tax assets	56,186	(55,416)	215	985

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)